Trade and Other Payables - Summary of Trade and Other Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade payables	$ 96,176	$ 73,992
Other payables	350	713
Social security and other taxes	6,194	6,646
Income tax payable	1,514	666
Accruals and deferred revenue	89,924	54,727
Trade and other payables	$ 194,158	$ 136,744